Leases - Additional information (Details) £ in Thousands			6 Months Ended
	May 23, 2023 GBP (£)	Sep. 03, 2021 leaseAgreement	Jun. 30, 2023 GBP (£)	Jan. 01, 2023 property leaseAgreement
Disclosure of quantitative information about right-of-use assets [line items]
Number of lease agreements | leaseAgreement				10
Additions to right-of-use assets | £			£ 6,147
United Kingdom
Disclosure of quantitative information about right-of-use assets [line items]
Number of lease properties | property				4
Austria
Disclosure of quantitative information about right-of-use assets [line items]
Number of lease properties | property				1
Vienna, Austria
Disclosure of quantitative information about right-of-use assets [line items]
Number of lease agreements not yet commenced | leaseAgreement		2
Lessee, operating lease, term of contract not yet commenced		7 years
Dundee, United Kingdom
Disclosure of quantitative information about right-of-use assets [line items]
Disposal of right-of-use asset | £	£ 157